Schedule of maturity profile of the group’s financial liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade payables	$ 464,002	$ 411,066	$ 471,266
Other payables	254,286	381,131	1,063,903
Accruals	107,154	58,184	33,986
Client’s funds held in trust	829,747	607,591	350,459
Lease liabilities	82,158	91,354
Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Trade payables		411,066
Other payables		381,131
Accruals		58,184
Client’s funds held in trust		607,591
Lease liabilities		103,559
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables			471,266
Other payables			1,063,903
Accruals			33,986
Client’s funds held in trust			350,459
Lease liabilities	30,331	23,693
Not later than one year [member] | Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Trade payables		411,066
Other payables		381,131
Accruals		58,184
Client’s funds held in trust		607,591
Lease liabilities		29,945
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other payables
Accruals
Client’s funds held in trust
Lease liabilities	51,827	60,680
Later than one year and not later than two years [member] | Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Other payables
Accruals
Client’s funds held in trust
Lease liabilities		66,596
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other payables
Accruals
Client’s funds held in trust
Lease liabilities		6,981
Later than two years and not later than three years [member] | Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Other payables
Accruals
Client’s funds held in trust
Lease liabilities		$ 7,018